ACCOUNTS RECEIVABLE (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 839	$ 0
Trade Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	14	0
Due from Licensee [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 825	$ 0